Annual Total Returns[BarChart] - AIG Strategic Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.58%)	14.33%	33.58%	11.99%	(4.52%)	12.33%	15.64%	(10.82%)	18.65%	(0.39%)